Subsidiary Notes Payable - Disclosure of convertible notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes [Roll Forward]
Beginning balance	$ 4,641
Ending balance	2,345	$ 4,641
Subsidiary convertible notes
Convertible Notes [Roll Forward]
Beginning balance	2,696	25,223
Gross principal - issuance of notes - financing activity	393	2,215
Accrued interest on convertible notes - finance costs	60	880
Conversion to subsidiary preferred shares		(25,797)
Change in fair value	502	175
Deconsolidation	(3,403)
Ending balance	248	2,696
Vedanta | Subsidiary convertible notes
Convertible Notes [Roll Forward]
Beginning balance	0	25,000
Gross principal - issuance of notes - financing activity	0	0
Accrued interest on convertible notes - finance costs	0	797
Conversion to subsidiary preferred shares		(25,797)
Change in fair value	0	0
Deconsolidation	0
Ending balance	0	0
Knode | Subsidiary convertible notes
Convertible Notes [Roll Forward]
Beginning balance	94	89
Gross principal - issuance of notes - financing activity	0	0
Accrued interest on convertible notes - finance costs	5	5
Conversion to subsidiary preferred shares		0
Change in fair value	0	0
Deconsolidation	0
Ending balance	99	94
Appeering | Subsidiary convertible notes
Convertible Notes [Roll Forward]
Beginning balance	141	134
Gross principal - issuance of notes - financing activity	0	0
Accrued interest on convertible notes - finance costs	8	8
Conversion to subsidiary preferred shares		0
Change in fair value	0	0
Deconsolidation	0
Ending balance	149	141
Sonde | Subsidiary convertible notes
Convertible Notes [Roll Forward]
Beginning balance	2,461	0
Gross principal - issuance of notes - financing activity	393	2,215
Accrued interest on convertible notes - finance costs	48	70
Conversion to subsidiary preferred shares		0
Change in fair value	502	175
Deconsolidation	(3,403)
Ending balance	$ 0	$ 2,461